Remuneration	12 Months Ended
Dec. 31, 2021
Renumeration [abstract]
Disclosure of renumeration explanatory [text block]
7 Remuneration
Full year
(in USD million, except average number of employees) 2021 2020 2019
Salaries
1)
2,962 2,625 2,766
Pension costs 2)
488 432 446
Payroll tax
414 368 413
Other compensations and social costs
288 283 330
Total payroll costs
4,152 3,707 3,955
Average number of employees 3)
21,400 21,700 21,400
Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
2)

See note 20 Pensions.
3)

Part time employees amount to
3 % for 2021, 2 % for 2020 and 4 % for 2019.
Total payroll expenses are accumulated in cost-pools and partly charged to partners of Equinor operated licences on an hours incurred basis.
Full year
(in USD thousand)
1)
2021 2020 2019
Current employee benefits
12,229 9,012 10,958
Post-employment benefits
420 589 661
Other non-current benefits
17 14 18
Share-based payment benefits
83 125 147
Total benefits
12,749 9,740 11,782
1) All figures in the table are presented on accrual basis.
At 31 December 2021, 2020 and 2019 there are no

loans to the members of the BoD or the CEC.
Share-based compensation
Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions
and a contribution by Equinor. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each one they have purchased.
Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares
granted and related social security tax was USD 79

million, USD
74

million, and USD
73

million related to the 2021, 2020 and 2019
programmes, respectively. For the 2022 programme (granted in 2021), the estimated compensation expense is USD 85 million. At 31
December 2021 the amount of compensation cost yet to be expensed throughout the vesting period is USD 174 million.
See note 18 Shareholders’ equity and dividends for more information about share-based compensation.